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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	6/30/06

Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

March 31, 2006 (Unaudited)	Columbia High Yield Municipal Fund

		Par ($)	Value ($)*
Municipal Bonds – 93.9%
EDUCATION – 4.5%
Education – 2.5%
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	750,000	771,570
FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004,
	5.625% 04/01/34	925,000	960,760
OH University of Cincinnati
	Series 2003 C,
	Insured: FGIC
	5.000% 06/01/21	1,000,000	1,044,600
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	1,100,000	1,115,675
VT Education & Health Buildings Agency
	Vermont Law School Project,
	Series 2003 A,
	5.500% 01/01/33	500,000	506,880
WV Higher Education Policy Commission
	Series 2004 B,
	Insured: FGIC
	5.000% 04/01/34	11,000,000	11,373,560
WV University
	Series 2000 A,
	Insured: AMBAC:
	(a) 04/01/19	1,250,000	691,175
	(a) 04/01/25	2,750,000	1,127,115
Education Total			17,591,335
Prep School – 0.8%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	975,000	1,011,338
KY Louisville & Jefferson County Metropolitan Government
	Sisters of Mercy,
	Series 2006,
	5.000% 10/01/35	1,500,000	1,514,775
MA Health & Educational Facilities Authority
	Learning Center for Deaf Children,
	Series 1999 C,
	6.100% 07/01/19	1,000,000	1,016,200

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
MI Summit Academy North
	Series 2005,
	5.500% 11/01/35	750,000	696,465
NH Business Finance Authority
	Proctor Academy,
	Series 1998 A,
	5.400% 06/01/17	895,000	917,429
Prep School Total			5,156,207
Student Loan – 1.2%
CT Higher Education Supplemental Loan Authority
	Family Education Loan Program,
	Series 2005 A, AMT,
	Insured: MBIA
	4.375% 11/15/21	1,400,000	1,374,282
NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA
	6.450% 06/01/18	4,000,000	4,059,840
NM Educational Assistance Foundation
	Series 1996 A-2, AMT,
	6.650% 11/01/25	1,915,000	1,935,625
OH Student Loan Funding Corp.
	Series 1992 B, AMT,
	6.750% 01/01/07	1,075,000	1,076,505
Student Loan Total			8,446,252
EDUCATION TOTAL			31,193,794
HEALTH CARE – 23.3%
Continuing Care Retirement – 7.9%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	685,000	746,808
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	2,900,000	2,838,346
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.850% 12/01/33	660,000	692,571
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	1,250,000	1,376,900
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	1,200,000	1,209,144

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
FL Orange County Health Facilities Authority
	Orlando Lutheran,
	Series 2005,
	5.700% 07/01/26	1,000,000	992,770
FL Palm Beach County Health Facilities Authority
	Abbey Delray South,
	Series 2003,
	5.350% 10/01/14	1,250,000	1,301,025
GA Fulton County
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/34	1,000,000	1,004,540
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A:
	7.400% 01/01/24	500,000	526,710
	7.400% 01/01/34	1,000,000	1,045,380
IL Finance Authority
	Washington & Jane Smith Community,
	Series 2005 A,
	6.250% 11/15/35	2,750,000	2,788,555
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	1,300,000	1,415,037
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	1,000,000	1,060,310
IN Health & Educational Facilities Financing Authority
	Baptist Homes of Indiana Inc.,
	Series 2005,
	5.250% 11/15/35	2,750,000	2,754,152
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	385,000	387,945
MA Development Finance Agency
	Berkshire Retirement Community, Inc.,
	Series 1999,
	5.625% 07/01/29	1,250,000	1,260,887
	Loomis Communities:
	Series 1999 A,
	5.625% 07/01/15	650,000	654,524
	Series 2002 A,
	6.900% 03/01/32	220,000	236,478

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	1,750,000	1,797,985
NC Medical Care Commission
	United Methodist Retirement Homes, Inc.,
	Series 2005 C,
	5.500% 10/01/32	1,000,000	1,014,870
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998:
	5.625% 07/01/18	500,000	501,410
	5.750% 07/01/28	1,665,000	1,668,047
NJ Economic Development Authority
	Lions Gate,
	Series 2005 A:
	5.750% 01/01/25	400,000	404,716
	5.875% 01/01/37	1,330,000	1,340,294
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	1,625,000	1,786,801
	Winchester Gardens,
	Series 2004 A,
	5.800% 11/01/31	750,000	791,213
PA Bucks County Industrial Development Authority
	Ann’s Choice, Inc.,
	Series 2005 A,
	6.250% 01/01/35	1,750,000	1,786,207
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	750,000	761,730
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	1,021,190
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	750,000	785,963
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	7.625% 05/01/31	825,000	883,336
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005:
	6.125% 02/01/28	1,400,000	1,469,874
	6.250% 02/01/35	1,350,000	1,418,445

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village,
	Series 2004 A,
	6.250% 02/15/32	250,000	255,583
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	1,825,000	1,783,664
TN Shelby County Health Educational & Housing Facilities Board
	Trezevant Manor,
	Series 2006 A,
	5.750% 09/01/37	2,300,000	2,294,296
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	675,000	715,493
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	1,350,000	1,355,170
	Series 2003 A,
	7.000% 11/15/33	800,000	854,880
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.125% 02/15/34	1,000,000	1,079,900
VA James City County Economic Development Authority
	Williamsburg Landing, Inc.,
	Series 2005 A,
	5.500% 09/01/34	750,000	737,475
VA Virginia Beach Development Authority
	Westminster-Canterbury of Hampton,
	Series 2005,
	5.375% 11/01/32	700,000	705,733
WI Health & Educational Facilities Authority
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	2,200,000	2,167,330
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	500,000	504,525
	Three Pillars Senior Living Communities:
	Series 2003,
	5.600% 08/15/23	790,000	810,943
	Series 2004 A,
	5.500% 08/15/34	870,000	873,236

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	United Lutheran Program for the Aging,
	Series 1998,
	5.700% 03/01/28	750,000	739,763
Continuing Care Retirement Total			54,602,154
Health Services – 0.6%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998,
	5.375% 01/01/23	1,080,000	1,086,642
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999:
	5.650% 02/01/19	370,000	380,663
	5.750% 02/01/29	550,000	570,581
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	1,500,000	1,801,980
MN Minneapolis & St. Paul Housing Redevelopment Authority
	Healthpartners Project,
	Series 2003,
	5.875% 12/01/29	400,000	425,696
Health Services Total			4,265,562
Hospitals – 12.1%
AR Washington County
	Washington Regional Medical Center:
	Series 2005 A,
	5.000% 02/01/35	1,000,000	993,130
	Series 2005 B,
	5.000% 02/01/30	250,000	247,920
AZ Health Facilities Authority
	Phoenix Memorial Hospital,
	Series 1991,
	8.125% 06/01/12(c)	1,849,099	4,623
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/21	500,000	523,420
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 G,
	5.250% 07/01/23	500,000	523,465
	Stanford Hospital & Clinics Projects,
	Series 2003 A,
	5.000% 11/15/23	1,500,000	1,540,080

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	2,000,000	2,115,340
CA Statewide Communities Development Authority
	Huntington Memorial Hospital,
	Series 2005,
	5.000% 07/01/35	2,500,000	2,544,300
	Kaiser Permanente,
	Series 2004,
	3.450% 04/01/35	1,750,000	1,689,817
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	2,000,000	2,050,160
CA Whittier
	Presbyterian Intercommunity Hospital,
	Series 2002,
	5.750% 06/01/31	1,000,000	1,054,840
CO Health Facilities Authority
	Evangelical Lutheran Good Samaritan Foundation,
	Series 2005,
	5.000% 06/01/35	750,000	750,720
	Parkview Medical Center, Inc.,
	Series 2001,
	6.600% 09/01/25	300,000	327,534
	Vail Valley Medical Center,
	Series 2004,
	5.000% 01/15/20	1,000,000	1,019,160
CT Health & Educational Facilities Authority
	Hospital For Special Care,
	Series 1997 B,
	5.500% 07/01/27	730,000	732,292
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital Project,
	Series 2003 B,
	5.250% 10/01/34	1,000,000	1,032,900
FL Miami Health Facilities Authority
	Catholic Health East,
	Series 2003 B,
	5.125% 11/15/24	1,000,000	1,022,410
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 1999,
	6.000% 10/01/26	875,000	923,685

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003:
	6.375% 10/01/28	750,000	818,737
	6.375% 10/01/34	500,000	544,385
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	1,450,000	1,518,570
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,
	5.375% 08/15/28	500,000	506,760
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999:
	5.500% 08/15/20	500,000	514,220
	5.625% 08/15/29	250,000	255,378
IN Health & Educational Facility Financing Authority
	Clarian Health Partners,
	Series 2006 A,
	5.000% 02/15/39	1,875,000	1,871,887
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	850,000	895,781
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A:
	5.500% 08/15/19	510,000	500,040
	5.625% 08/15/29	240,000	232,853
MA Health & Educational Facilities Authority
	Jordan Hospital:
	Series 1998 D,
	5.250% 10/01/18	600,000	603,696
	Series 2003 E,
	6.750% 10/01/33	750,000	814,170
	Milford - Whitinsville Regional Hospital,
	Series 2002 D,
	6.350% 07/15/32	1,715,000	1,807,490
	Series 1998 C,
	5.750% 07/15/13	610,000	627,153
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	400,000	408,732
	5.750% 01/01/25	600,000	636,480

See Accompanying Notes to Financial Statements

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MI Dickinson County
	Dickinson County Healthcare System.
	Series 1999,
	5.800% 11/01/24	1,000,000	1,027,330
MI Flint Hospital Building Authority
	Hurley Medical Center,
	Series 1998 A,
	5.375% 07/01/20	465,000	463,814
MI Hospital Finance Authority
	McLaren Health Care Corp.,
	Series 2005 C,
	5.000% 08/01/35	2,500,000	2,527,725
	Oakwood Obligated Group,
	Series 2003,
	5.500% 11/01/18	1,600,000	1,701,040
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2005,
	5.150% 11/15/20	750,000	766,943
MN Washington County Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1998,
	5.250% 11/15/12	1,100,000	1,124,123
MO Health & Educational Facilities Authority
	Lake Regional Health Systems Project,
	Series 2003,
	5.700% 02/15/34	1,000,000	1,047,210
MO Saline County Industrial Development Authority
	John Fitzgibbon Memorial Hospital,
	Series 2005,
	5.625% 12/01/35	2,750,000	2,720,932
MT Facilities Finance Authority
	Montana Children’s Home and Hospital,
	Series 2005 B,
	4.750% 01/01/24	750,000	753,150
NC Medical Care Commission
	Stanly Memorial Hospital,
	Series 1999,
	6.375% 10/01/29	1,000,000	1,060,320
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	400,000	422,940
	Littleton Hospital Association, Inc.:
	Series 1998 A:
	5.900% 05/01/18	500,000	509,220
	6.000% 05/01/28	1,000,000	1,020,590
	Series 1998 B,
	5.900% 05/01/28	675,000	684,977

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	1,250,000	1,330,537
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/24	745,000	745,492
NM Farmington
	San Juan Medical Center Project,
	Series 2004 A,
	5.000% 06/01/23	500,000	508,350
NV Henderson
	St. Rose Dominican Hospital:
	Series 1998 A,
	5.375% 07/01/26	610,000	622,371
	Series 1998,
	5.125% 07/01/28	540,000	544,979
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center:
	Series 2003 1,
	Insured: MBIA
	(a) 07/01/25	3,600,000	1,522,764
	Series 2003,
	Insured: MBIA
	(a) 07/01/26	4,400,000	1,772,760
	Mount Sinai Hospital, NYU Medical Center:
	Series 2000 C,
	5.500% 07/01/26	2,275,000	2,309,216
	Series 2000,
	5.500% 07/01/26	225,000	228,384
	North Shore - Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	400,000	423,940
NY Monroe County Industrial Development Agency
	Highland Hospital,
	Series 2005,
	5.000% 08/01/25	1,115,000	1,116,572
OH Highland County Joint Township
	Hospital District,
	Series 1999,
	6.750% 12/01/29	1,845,000	1,873,819
OH Lakewood Hospital Improvement District
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/15	1,250,000	1,322,812

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.:
	Series 1996 A:
	6.250% 05/15/16	500,000	511,010
	6.375% 05/15/26	1,015,000	1,037,127
	Series 1996 C,
	6.250% 05/15/13	285,000	291,301
OH Sandusky County
	Memorial Hospital,
	Series 1998,
	5.150% 01/01/10	250,000	251,248
OK Development Finance Authority
	Duncan Regional Hospital,
	Series 2003 A,
	5.125% 12/01/23	2,000,000	2,041,900
OK Stillwater Medical Center Authority
	Series 2003,
	5.625% 05/15/23	1,000,000	1,077,950
	Series 2005,
	5.000% 05/15/17	1,155,000	1,166,377
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,550,000	1,568,910
SC Jobs Economic Development Authority
	Bon Secours-St. Francis Medical Center,
	Series 2002 A,
	5.500% 11/15/23	2,250,000	2,353,882
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	1,100,000	1,136,949
TN Johnson City Health & Educational Facilities Board
	Mountain States Health Alliance,
	Series 2006 A,
	5.500% 07/01/36	750,000	781,868
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital,
	Series 2003 B,
	5.750% 07/01/33	150,000	157,223
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	750,000	787,305
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/19	2,000,000	2,129,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
WA Health Care Facilities Authority
	Kadlec Medical Center,
	Series 2001,
	Insured: RAD
	5.875% 12/01/21	600,000	641,628
WA Skagit County Public Hospital District No. 1
	Series 2003,
	6.000% 12/01/23	1,000,000	1,070,840
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	700,000	768,929
	Fort Healthcare, Inc.,
	Series 2004,
	6.100% 05/01/34	1,965,000	2,141,536
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	1,050,000	1,110,259
Hospitals Total			82,829,680
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,440,000	1,365,192
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,190,000	1,128,180
LA Public Facilities Authority
	Progressive Healthcare Providers, Inc.,
	Series 1998,
	6.375% 10/01/28	2,000,000	1,893,360
Intermediate Care Facilities Total			4,386,732
Nursing Homes – 2.1%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,705,000	1,651,599
CO Health Facilities Authority
	Volunteers of America Care Facilities:
	Series 1998 A,
	5.750% 07/01/20	700,000	706,307
	Series 1999 A:
	5.750% 07/01/10	670,000	678,891
	6.000% 07/01/29	520,000	518,149

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
DE Economic Development Authority
	Churchman Village Project,
	Series 1991 A,
	10.000% 03/01/21	635,000	643,268
IA Finance Authority
	Care Initiatives:
	Series 1996,
	9.250% 07/01/25	475,000	563,417
	Series 1998 B:
	5.500% 07/01/08	305,000	306,180
	5.750% 07/01/18	600,000	589,134
	5.750% 07/01/28	1,475,000	1,345,215
MA Development Finance Agency
	Alliance Health Care Facilities,
	Series 1999 A,
	7.100% 07/01/32	2,200,000	2,239,314
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994 A,
	8.300% 07/01/23	855,000	837,276
MI Cheboygan County Economic Development Corp.
	Metro Health Foundation,
	Series 1993,
	11.000% 11/01/22(c)	446,155	5,019
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	7.500% 04/01/19	250,000	262,995
MN Sartell
	Foundation for Health Care,
	Series 1999 A,
	6.625% 09/01/29	2,000,000	2,018,760
	Series 2001 A,
	8.000% 09/01/30	1,000,000	1,085,750
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	390,000	401,497
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31	50,000	44,663
PA Lackawanna County Industrial Development Authority
	Greenridge Nursing Center,
	Series 1990,
	10.500% 12/01/10	80,000	74,399

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
PA Luzerne County Industrial Development Authority
	Millville Nursing Center,
	Series 1990,
	10.500% 12/01/12	145,000	127,599
Nursing Homes Total			14,099,432
HEALTH CARE TOTAL			160,183,560
HOUSING – 14.6%
Assisted Living/Senior – 2.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	2,355,000	2,126,589
GA Columbus Housing Authority
	The Gardens at Calvary Project,
	Series 1999,
	7.000% 11/15/29	2,000,000	1,851,660
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	1,845,000	1,894,852
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,270,000	1,070,940
NC Medical Care Commission
	DePaul Community Facilities:
	Series 1998,
	6.125% 01/01/28	500,000	461,720
	Series 1999,
	7.625% 11/01/29	1,910,000	1,987,928
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	1,900,000	1,914,611
	6.000% 05/01/29	625,000	631,837
NY Mount Vernon Industrial Development Agency
	Series 1999,
	6.200% 06/01/29	1,000,000	1,008,800
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	500,000	527,605
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home,
	Series 2005,
	5.250% 10/01/27	700,000	684,985

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24	905,000	885,868
Assisted Living/Senior Total			15,047,395
Multi-Family – 5.8%
CO Health Facilities Authority
	Birchwood Manor Project,
	Series 1991 A,
	Guarantor: GNMA
	7.250% 04/01/11	360,000	360,932
DC Housing Finance Agency
	FDS Residential II LP,
	Series 2004, AMT,
	Insured: FHA
	4.850% 06/01/35	1,460,000	1,448,641
DE Wilmington
	Electra Arms Senior Association Project,
	Series 1998, AMT,
	6.250% 06/01/28	915,000	882,829
FL Broward County Housing Finance Authority
	Chaves Lake Apartment,
	Series 2000 A, AMT,
	7.500% 07/01/40	1,250,000	1,290,575
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	1,500,000	1,501,785
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	1,220,000	1,257,783
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	5,000,000	5,117,550
	Series 2005 A, AMT,
	5.200% 06/01/36	1,500,000	1,516,005
	Series 2005 E, AMT,
	5.000% 12/01/28	750,000	752,040
ME Housing Authority
	Series 2005 A-2, AMT,
	4.950% 11/15/27	2,500,000	2,513,150
MN City of Minneapolis
	Riverton Community Housing, Inc.,
	Series 2006 A,
	5.700% 08/01/40	1,600,000	1,555,872
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	440,000	449,051

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
MN White Bear Lake
	Birch Lake Townhomes,
	Series 1989 A,
	9.750% 07/15/19	750,000	712,500
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	1,550,000	1,641,667
NC Raleigh Housing Authority
	Cedar Point Apartments,
	Series 1999 A:
	5.100% 11/01/10(d)	250,000	167,500
	5.875% 11/01/24(d)	200,000	134,000
NJ Housing & Mortgage Finance Agency
	Series 2005 A, AMT,
	Insured: FGIC
	4.950% 11/01/37	2,685,000	2,695,552
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Insured: FHA
	4.800% 09/01/40	1,200,000	1,169,760
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	2,750,000	2,762,568
OH Montgomery County
	Series 2005, AMT,
	Insured: FHLMC
	4.950% 11/01/35	750,000	753,383
OR Housing & Community Services Department
	Series 2005 A, AMT,
	Insured: FHA
	4.850% 07/01/35	1,755,000	1,746,716
PA Pittsburgh Urban Redevelopment Authority
	Series 2006 A, AMT,
	5.000% 10/01/36(e)	1,750,000	1,752,625
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(f)	455,481	443,794
TN Franklin Industrial Development Board
	Landings Apartment,
	Series 1996 B,
	8.750% 04/01/27	1,500,000	1,521,555
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	575,000	590,985
	Series 2000 D,
	10.000% 12/01/32	680,000	699,686

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,
	10.000% 01/01/21	500,000	413,030
WA Seattle Housing Authority
	High Rise Rehabilitation Phase I LP,
	Series 2005, AMT,
	Insured: FSA
	5.000% 11/01/25	1,000,000	1,010,580
WA Tacoma Housing Authority
	Redwood,
	Series 2005, AMT,
	Guarantor: GNMA
	5.050% 11/20/37	3,000,000	3,032,190
Multi-Family Total			39,894,304
Single-Family – 6.6%
AK Development Finance Authority
	Series 2005 D, AMT,
	Guarantor: GNMA
	4.750% 07/01/35	2,240,000	2,194,730
CO Housing & Finance Authority
	Series 1995 D-1, AMT,
	7.375% 06/01/26	60,000	60,242
	Series 1997 A-2, AMT,
	7.250% 05/01/27	55,000	55,115
CT Housing Finance Authority
	Series 2005 D-2, AMT,
	4.850% 11/15/36	5,000,000	4,999,750
FL Housing Finance Corp.
	Series 2006 1, AMT,
	4.850% 07/01/37	2,000,000	1,983,940
FL Lee County Housing Finance Authority
	Series 2006 A,
	5.000% 03/01/39	2,000,000	2,010,920
MA Housing Finance Agency
	Series 2006 122, AMT,
	4.875% 12/01/37	4,000,000	3,964,640
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	2,000,000	1,984,020
MT Board of Housing
	Series 2005 A, AMT,
	5.000% 06/01/36	1,000,000	1,009,280
NC Housing Finance Agency
	Series 2006 23-A, AMT,
	4.800% 01/01/37	2,500,000	2,472,075

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
NJ Housing & Mortgage Finance Agency
	Series 2005 M, AMT,
	5.000% 10/01/36	1,970,000	1,994,211
OH Housing Finance Agency
	Series 2006,
	4.900% 09/01/36	5,000,000	4,999,800
OK Housing Finance Agency
	Series 2006, AMT,
	4.850% 09/01/37(e)	2,435,000	2,415,496
PA Housing Finance Agency
	Series 2005 90-A, AMT,
	4.700% 10/01/25	1,500,000	1,490,535
RI Housing & Mortgage Finance Corp.
	Series 2005, AMT,
	4.750% 10/01/30	4,000,000	3,954,320
TX Affordable Housing Corp.
	Series 2005 A, AMT,
	5.100% 09/01/39	3,300,000	3,404,280
UT Utah Housing Corp.
	Series 2006, AMT:
	4.850% 07/01/26(e)	1,000,000	987,100
	4.950% 07/01/37(e)	2,000,000	1,974,540
VA Housing Development Authority
	Series 2005 A, AMT,
	5.000% 01/01/31	1,500,000	1,517,175
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	1,970,000	1,937,909
Single-Family Total			45,410,078
HOUSING TOTAL			100,351,777
INDUSTRIALS – 5.3%
Food Products – 0.4%
MI Strategic Fund
	Imperial Holly Corp.:
	Series 1998 A,
	6.250% 11/01/15	1,000,000	1,008,110
	Series 1998 C, AMT,
	6.550% 11/01/25	1,500,000	1,444,905
OH Toledo Lucas County Port Authority
	Cargill, Inc. Project,
	Series 2004 A,
	4.800% 03/01/22	500,000	500,555
Food Products Total			2,953,570

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)

Forest Products & Paper – 1.5%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	275,000	299,819
AL Courtland Industrial Development Board
	International Paper Co.:
	Series 2003 B, AMT,
	6.250% 08/01/25	2,000,000	2,121,520
	Series 2005 A,
	5.200% 06/01/25	1,000,000	1,002,820
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	1,000,000	1,072,120
AR Camden Environmental Improvement Authority
	International Paper Co.,
	Series 2004 A, AMT,
	5.000% 11/01/18	250,000	247,687
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	2,800,000	2,804,984
MS Lowndes County
	Weyerhaeuser Co.:
	Series 1992 A,
	6.800% 04/01/22	1,995,000	2,398,389
	Series 1992 B,
	6.700% 04/01/22	230,000	273,985
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	387,828
Forest Products & Paper Total			10,609,152
Manufacturing – 0.4%
IL Will-Kankakee Regional Development Authority
	Flanders Corp.,
	Series 1997, AMT,
	6.500% 12/15/17	740,000	744,596
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	1,875,000	2,001,506
Manufacturing Total			2,746,102

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)

Metals & Mining – 0.4%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(f)	415,000	426,703
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	2,170,000	2,126,036
Metals & Mining Total			2,552,739
Oil & Gas – 2.6%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	285,000	308,034
NV Clark County Industrial Development Authority
	Southwest Gas Corp.:
	Series 2003 E, AMT,
	5.800% 03/01/38	1,750,000	1,867,792
	Series 2005 A, AMT,
	Insured: AMBAC
	4.850% 10/01/35	10,000,000	9,984,400
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	875,000	974,977
TX Texas City Industrial Development Corp.
	Arco Pipe Line Co.,
	Series 1990,
	7.375% 10/01/20	2,000,000	2,546,920
VI Virgin Islands Public Finance Authority
	Hovensa LLC:
	Series 2003, AMT,
	6.125% 07/01/22	875,000	962,588
	Series 2004, AMT,
	5.875% 07/01/22	1,000,000	1,088,060
VI Virgin Islands
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	125,000	140,875
Oil & Gas Total			17,873,646
INDUSTRIALS TOTAL			36,735,209

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)

OTHER – 9.8%
Other – 0.5%
NJ Economic Development Authority
	Motor Vehicle Commission,
	Series 2003 A,
	Insured: MBIA
	(a) 07/01/14	2,500,000	1,755,425
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(a) 06/01/08	2,100,000	1,935,507
Other Total			3,690,932
Pool/Bond Bank – 0.5%
OH Cleveland-Cuyahoga County Port Authority
	Series 2004 E,
	5.600% 05/15/25	530,000	545,661
	Series 2005 B,
	5.125% 05/15/25	750,000	757,620
OH Summit County Port Authority
	Seville Project,
	Series 2005 A,
	5.100% 05/15/25	500,000	502,145
SD Economic Development Finance Authority
	Davis Family Sodak,
	Series 2004 4-A, AMT,
	6.000% 04/01/29	1,400,000	1,438,444
Pool/Bond Bank Total			3,243,870
Refunded/Escrowed(g) – 6.2%
CA ABAG Finance Authority for Nonprofit Corps.
	Eskaton Gold River Lodge,
	Series 1998,
	Pre-refunded 11/15/08:
	6.375% 11/15/15	580,000	613,785
	6.375% 11/15/28	550,000	596,701
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/01/13,
	5.500% 06/01/43	1,250,000	1,369,013
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	Pre-refunded 08/15/09,
	6.500% 08/15/21	1,000,000	1,103,680

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
CA Statewide Communities Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	Pre-refunded 11/15/10,
	8.250% 11/15/31	1,710,000	2,028,402
CO Adams County
	Series 1991 B:
	Escrowed to Maturity,
	11.250% 09/01/11	220,000	297,433
	Pre-refunded 09/01/09,
	11.250% 09/01/11(h)	325,000	400,569
	Pre-refunded 09/01/10,
	11.250% 09/01/11	360,000	465,854
CO Department of Transportation
	Series 2001,
	Pre-refunded 12/15/08,
	Insured: MBIA:
	7.716% 12/15/08(f)(i)	5,000,000	5,898,730
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	Insured: MBIA
	(a) 09/01/35	17,500,000	2,253,125
CT Development Authority
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	195,000	200,871
FL Northern Palm Beach County Improvement District
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA:
	5.900% 08/01/19	500,000	538,920
	6.000% 08/01/29	750,000	810,713
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers, Inc.,
	Series 1996,
	Pre-refunded 07/01/06,
	8.625% 07/01/20	1,500,000	1,563,225
	Orlando Regional Healthcare System,
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	350,000	387,086
FL Tampa Bay Water Utility Systems
	Series 1991 I,
	Pre-refunded 10/01/11,
	Insured: FGIC
	8.196% 10/01/23(e)(i)	7,500,000	8,909,475

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	480,000	494,674
GA Municipal Electric Authority
	Series 1991 V:
	Escrowed to Maturity,
	6.600% 01/01/18	690,000	826,530
	Pre-refunded 01/01/13,
	6.600% 01/01/18	75,000	87,858
IL Development Finance Authority
	Latin School of Chicago,
	Series 1998,
	Pre-refunded 08/01/08,
	5.650% 08/01/28	1,725,000	1,795,518
IL University of Illinois
	Series 2001 A,
	Pre-refunded 08/15/11,
	Insured: AMBAC
	5.500% 08/15/16	1,425,000	1,544,529
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	6.125% 12/01/32	300,000	339,984
NC Eastern Municipal Power Agency
	Series 1991 A,
	Escrowed to Maturity,
	6.500% 01/01/18	3,320,000	4,053,355
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	85,000	87,521
NJ Economic Development Authority
	Winchester Gardens,
	Series 1996 A,
	Pre-refunded 11/01/06,
	8.625% 11/01/25	2,000,000	2,097,280
NV Henderson
	St. Rose Dominican Hospital,
	Series 1998 A,
	Pre-refunded 07/01/08,
	5.375% 07/01/26	180,000	186,950
NY New York
	Series 1995 B,
	Escrowed to Maturity,
	7.250% 08/15/07	140,000	146,927

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(i) – (continued)
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,
	9.750% 08/01/19	270,000	301,717
	Series 1992 C,
	Pre-refunded 08/01/12,
	9.750% 08/01/19	270,000	301,717
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	Pre-refunded 11/17/08,
	5.750% 11/15/27	2,125,000	2,272,857
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	925,000	1,044,399
Refunded/Escrowed Total			43,019,398
Tobacco – 2.6%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1:
	6.250% 06/01/33	2,850,000	3,079,938
	6.750% 06/01/39	200,000	224,040
IA Tobacco Settlement Authority
	Series 2005 C,
	5.625% 06/01/46	3,000,000	3,063,270
LA Tobacco Settlement Financing Corp.
	Series 2001 B,
	5.875% 05/15/39	1,000,000	1,050,970
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	2,000,000	2,237,820
NY Nassau County Tobacco Settlement Corp.
	Series 2006,
	(a) 06/01/60(e)	25,000,000	824,500
NY TSASC, Inc.
	Series 2006 1,
	5.125% 06/01/42	3,250,000	3,153,540
PR Commonwealth of Puerto Rico Children’s Trust Fund
	Series 2005 B,
	(a) 05/15/55	25,000,000	866,250
SC Tobacco Settlement Financing Corp.
	Series 2001 B,
	6.375% 05/15/28	1,000,000	1,071,490

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
VA Tobacco Settlement Financing Corp.
	Series 2005,
	5.625% 06/01/37	2,000,000	2,053,860
Tobacco Total			17,625,678
OTHER TOTAL			67,579,878
OTHER REVENUE – 2.4%
Hotels – 0.9%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	2,250,000	2,183,940
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	6.500% 10/01/27	2,000,000	2,084,460
TX San Antonio Convention Hotel Finance Corp.
	Hotel Investments LP,
	Series 2005 A, AMT,
	Insured: AMBAC
	5.000% 07/15/34	1,500,000	1,523,295
Hotels Total			5,791,695
Recreation – 0.8%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,000,000	1,088,740
CA Cabazon Band Mission Indians
	Series 2004,
	8.375% 10/01/15(f)	520,000	527,004
	8.750% 10/01/19(f)	1,950,000	1,977,671
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/15(f)	2,000,000	1,218,620
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(f)	475,000	503,339
NM Red River Sports Facility
	Red River Ski Area,
	Series 1998,
	6.450% 06/01/07	120,000	120,188
Recreation Total			5,435,562
Retail – 0.7%
LA Beauregard Parish
	Office Max,
	Series 2002,
	6.800% 02/01/27	1,750,000	1,899,327

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	2,750,000	2,764,245
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	415,000	422,640
Retail Total			5,086,212
OTHER REVENUE TOTAL			16,313,469
RESOURCE RECOVERY – 1.3%
Disposal – 0.5%
OH Solid Waste
	Republic Services,
	Series 2004, AMT,
	4.250% 04/01/33	2,000,000	1,925,060
UT Carbon County
	Laidlaw Environmental,
	Series 1997 A, AMT,
	7.450% 07/01/17	1,500,000	1,576,500
Disposal Total			3,501,560
Resource Recovery – 0.8%
MA Development Finance Agency
	Ogden Haverhill Associates,
	Series 1999 A, AMT,
	6.700% 12/01/14	750,000	812,310
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT:
	5.500% 12/01/13	500,000	520,590
	5.600% 12/01/19	1,000,000	1,044,020
NY Niagara County Industrial Development Agency
	American REF-Fuel Co., LLC,
	Series 2001 A, AMT,
	5.450% 11/15/26	1,000,000	1,049,680
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	2,225,000	2,325,526
Resource Recovery Total			5,752,126
RESOURCE RECOVERY TOTAL			9,253,686
TAX-BACKED – 14.8%
Local Appropriated – 1.9%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,500,000	1,558,215

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
CA Southeast Resource Recovery Facilities Authority
	Series 2003 B, AMT,
	Insured: AMBAC
	5.375% 12/01/18	2,000,000	2,116,000
MN Andover Economic Development Authority
	Andover Community Center,
	Series 2004,
	5.200% 02/01/34	750,000	769,837
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	3,000,000	1,720,500
SC Berkeley County School District
	Series 2003,
	5.000% 12/01/28	2,000,000	2,020,160
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/29	1,000,000	1,045,240
SC Lancaster Educational Assistance Program
	Lancaster County School District,
	Series 2004,
	5.000% 12/01/26	1,350,000	1,358,586
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	1,400,000	1,441,622
SC Newberry County School District
	Series 2005,
	5.000% 12/01/30	750,000	751,718
Local Appropriated Total			12,781,878
Local General Obligations – 3.6%
CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA
	5.100% 02/01/20	1,320,000	1,436,371
CA Empire Union School District
	Series 1987-1 A,
	Insured: AMBAC
	(a) 10/01/21	1,665,000	807,941
CA Los Angeles Community College District
	Series 2003 B,
	Insured: FSA
	5.000% 08/01/19	2,000,000	2,105,480

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
CA Los Angeles Unified School District
	Series 1997 E,
	Insured: MBIA
	5.125% 01/01/27	3,800,000	3,976,168
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	800,000	914,552
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/19	2,650,000	1,437,201
CA Pasadena Community College District
	Series 2003 A,
	Insured: FGIC
	5.000% 06/01/19	1,290,000	1,357,415
CA William S. Hart Union High School District
	Series 2003 A,
	Insured: MBIA
	5.000% 09/01/19	1,625,000	1,711,141
CO Northwest Metropolitan District No. 3
	Series 2005,
	6.250% 12/01/35	1,000,000	1,049,190
CO Red Sky Ranch Metropolitan District
	Series 2003,
	6.050% 12/01/33	1,000,000	1,029,510
IL Hoffman Estates Park District
	Series 2004,
	5.250% 12/01/23	1,000,000	1,044,510
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24	1,800,000	1,955,412
NY New York City
	Series 1995 B,
	7.250% 08/15/07	860,000	900,489
	Series 2003 J,
	5.500% 06/01/18	1,500,000	1,616,625
OH Dublin City School District
	Series 2003,
	Insured: FSA
	5.000% 12/01/20	2,450,000	2,570,663
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	1,000,000	1,057,480
Local General Obligations Total			24,970,148

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 2.0%
IL Bolingbrook
	Sales Tax Revenue,
	Series 2005,
	(a) 01/01/24	1,500,000	1,336,770
KS Wyandotte County
	Series 2005,
	5.000% 12/01/20	625,000	640,369
MO St. Louis County Industrial Development Authority
	Kiel Center Arena,
	Series 1992, AMT,
	7.875% 12/01/24	3,000,000	3,016,740
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	315,000	323,760
	5.750% 06/15/29	1,000,000	1,051,950
NY Thruway Authority
	Series 2003 A,
	Insured: MBIA
	5.000% 03/15/20	3,500,000	3,668,700
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA:
	5.500% 07/01/18	1,225,000	1,371,216
	5.500% 07/01/19	2,320,000	2,611,346
Special Non-Property Tax Total			14,020,851
Special Property Tax – 4.8%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	130,000	132,947
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,250,000	1,294,387
CA Irvine Improvement Bond Act 1915
	No. 00-18-GRP 3,
	Series 2003,
	5.550% 09/02/26	500,000	510,575
CA Lincoln Community Facilities District No. 2003-1
	Series 2004:
	5.750% 09/01/20	500,000	525,055
	5.900% 09/01/24	500,000	528,695
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	2,000,000	2,065,880

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Oceanside Community Development Commission
	Downtown Redevelopment Project,
	Series 2003,
	5.700% 09/01/25	500,000	526,060
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2003 A,
	5.550% 08/15/33	1,000,000	1,018,350
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	1,000,000	1,021,830
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	700,000	720,979
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	600,000	613,566
FL Brandy Creek Community Development District
	Series 2003 A,
	6.350% 05/01/34	990,000	1,036,471
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	990,000	1,039,658
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	735,000	778,630
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	695,000	750,948
	Series 2003 B,
	5.375% 05/01/08	520,000	520,702
FL Heritage Palms Community Development District
	Series 1999 A,
	6.250% 11/01/07	30,000	30,060

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	770,000	806,875
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	250,000	251,955
	Series 2000 A,
	7.200% 05/01/30	665,000	687,936
	Series 2002 A,
	6.700% 05/01/33	250,000	263,598
FL Middle Village Community Development District
	Series 2004 A,
	6.000% 05/01/35	2,000,000	2,068,240
FL Orlando
	Conroy Road Interchange,
	Series 1998 A:
	5.500% 05/01/10	280,000	284,390
	5.800% 05/01/26	600,000	608,676
FL Seven Oaks Community Development District
	Series 2004 A,
	5.875% 05/01/35	500,000	509,005
	Series 2004 B,
	5.000% 05/01/09	735,000	734,331
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	750,000	755,978
	Series 1998 B,
	5.700% 05/01/08	25,000	25,018
FL Westchester Community Development District No.1
	Series 2003,
	6.125% 05/01/35	800,000	831,784
FL Westridge Community Development District
	Series 2005,
	5.800% 05/01/37	2,750,000	2,742,987
GA Atlanta
	Series 2005 B,
	5.600% 01/01/30	1,000,000	1,022,040
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	1,225,000	1,262,056
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	750,000	778,927

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
IL Plano Special Service Area No.4
	Series 2005 5-B,
	6.000% 03/01/35	3,000,000	2,923,890
IN City of Portage
	Series 2006,
	5.000% 07/15/23(e)	700,000	693,476
MI Pontiac Tax Increment Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	1,000,000	1,070,970
MO Riverside
	L-385 Levee Project,
	Series 2004,
	5.250% 05/01/20	1,275,000	1,299,850
Special Property Tax Total			32,736,775
State Appropriated – 0.6%
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,000,000	1,091,920
LA Military Department
	Custody Receipts,
	Series 2004,
	4.850% 05/01/24	1,500,000	1,473,705
NY Triborough Bridge & Tunnel Authority
	Javits Convention Center Project,
	Series 1990 E,
	7.250% 01/01/10	1,260,000	1,351,741
State Appropriated Total			3,917,366
State General Obligations – 1.9%
CA State
	Series 2003:
	5.250% 02/01/18	2,000,000	2,163,080
	5.250% 02/01/20	2,000,000	2,176,800
	5.250% 02/01/23	800,000	874,216
MA Massachusetts Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	5,825,000	6,657,567
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
	5.000% 07/01/30	1,200,000	1,254,900
State General Obligations Total			13,126,563
TAX-BACKED TOTAL			101,553,581
TRANSPORTATION – 6.2%
Air Transportation – 2.8%
CA Los Angeles Regional Airports Improvement Corp.
	American Airlines, Inc.,
	Series 2000 C, AMT,
	7.500% 12/01/24	400,000	427,296
FL Capital Trust Agency
	Air Cargo-Orlando,
	Series 2003, AMT,
	6.750% 01/01/32	650,000	688,337
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	1,000,000	1,034,330
MA Port Authority
	Delta Air Lines, Inc.,
	Series 2001 A, AMT,
	Insured: AMBAC
	5.500% 01/01/16(j)	2,935,000	3,077,494
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.:
	Series 2001 A, AMT,
	7.000% 04/01/25(c)	975,000	611,228
	Series 2005, AMT,
	7.375% 04/01/25(c)	500,000	313,745
NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	1,500,000	1,339,395
	Series 2000, AMT,
	7.750% 02/01/28	1,250,000	1,309,600
NJ Economic Development Authority
	Continental Airlines, Inc.:
	Series 1999, AMT:
	6.250% 09/15/19	1,600,000	1,577,328
	6.250% 09/15/29	500,000	491,470
	Series 2003, AMT,
	9.000% 06/01/33	1,000,000	1,090,990
NY New York City Industrial Development Agency
	American Airlines, Inc,
	Series 2005, AMT,
	7.750% 08/01/31	1,000,000	1,101,830
	Terminal One Group Association LP,
	Series 2005, AMT,

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION –(continued)
Air Transportation – (continued)
	5.500% 01/01/21	1,250,000	1,328,400
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT:
	5.250% 01/01/09	225,000	225,891
	5.500% 01/01/24	1,000,000	999,400
TX Dallas-Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	2,250,000	2,414,362
TX Houston Industrial Development Corp.
	United Parcel Service,
	Series 2002, AMT,
	6.000% 03/01/23	1,005,000	1,043,522
Air Transportation Total			19,074,618
Airports – 1.2%
CA Burbank Glendale Pasadena Airport Authority
	Series 2005 B, AMT,
	Insured: AMBAC
	5.000% 07/01/23	1,500,000	1,540,140
DC Metropolitan Washington Airports Authority
	Series 2003 A, AMT,
	Insured: FGIC
	5.000% 10/01/33	1,500,000	1,524,375
GA Augusta Airport
	Series 2005,
	5.150% 01/01/35	600,000	603,312
NC Charlotte Douglas International Airport
	Series 1999, AMT,
	Insured: MBIA
	8.780% 04/20/19(f)(h)(i)	4,000,000	4,576,160
Airports Total			8,243,987
Ports – 0.8%
WA Port of Seattle
	Series 2000 A, AMT,
	Insured: MBIA
	8.676% 08/01/07(f)(i)	1,250,000	1,423,275
	Series 2000 B, AMT,
	Insured: MBIA
	8.676% 08/01/08(f)(i)	3,750,000	4,371,712
Ports Total			5,794,987
Toll Facilities – 1.1%
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
	(a) 09/01/18	4,000,000	2,277,720
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	2,750,000	2,539,268
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	2,310,000	2,622,820
Toll Facilities Total			7,439,808
Transportation – 0.3%
NV Department of Business & Industry
	Las Vegas Monorail,
	Series 2000,
	7.375% 01/01/40	1,750,000	1,796,690
Transportation Total			1,796,690
TRANSPORTATION TOTAL			42,350,090
UTILITIES – 11.7%
Independent Power Producers – 0.9%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT:
	6.750% 10/01/11	1,000,000	1,022,640
	6.750% 10/01/19	120,000	122,411
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	835,000	880,366
PA Economic Development Financing Authority
	Colver Project,
	Series 2005 G, AMT,
	5.125% 12/01/15	825,000	805,975
	Northampton Generating:
	Series 1994 A, AMT,
	6.500% 01/01/13	3,000,000	2,961,420
	Series 1994 B, AMT,
	6.750% 01/01/07	10,000	10,133
Independent Power Producers Total			5,802,945
Investor Owned – 5.5%
AZ Maricopa County Pollution Control Corp.
	Southern California Edison Co.,
	Series 2000 A,
	2.900% 06/01/35	1,000,000	961,080

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,
	5.500% 12/01/21	1,275,000	1,372,652
FL Polk County Industrial Development Authority
	Tampa Electric Co.,
	Series 1996, AMT,
	5.850% 12/01/30	1,500,000	1,532,175
IL Development Finance Authority
	Peoples Gas Light & Coke Co.,
	Series 2003 E, AMT,
	Insured: AMBAC
	4.875% 11/01/38	2,500,000	2,534,050
IN Petersburg
	Indianapolis Power & Light Co.:
	Series 1991,
	5.750% 08/01/21	1,000,000	1,058,090
	Series 1995,
	6.625% 12/01/24	255,000	257,920
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	501,070
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	250,000	252,285
MS Business Finance Corp.
	Systems Energy Resources, Inc. Project,
	Series 1999,
	5.900% 05/01/22	1,500,000	1,516,335
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	375,000	384,341
NC Wake County Industrial Facilities & Pollution Control Financing Authority
	Carolina Power & Light Co.,
	Series 2002,
	5.375% 02/01/17	2,000,000	2,108,320
NM Farmington
	Tucson Electric Power Co.,
	Series 1997 A,
	6.950% 10/01/20	2,000,000	2,084,220
NV Clark County Industrial Development Authority
	Nevada Power Co.:

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	Series 1995 B, AMT,
	5.900% 10/01/30	2,135,000	2,135,576
	Series 1997 A, AMT,
	5.900% 11/01/32	750,000	749,933
	Southern California Edison Co.,
	Series 2000 A, AMT,
	3.250% 06/01/31	1,000,000	968,680
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 2005 A, AMT,
	Insured: FGIC
	4.700% 02/01/24	6,250,000	6,204,125
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	800,000	852,344
SC Berkeley County Pollution Control Facilities Authority
	South Carolina Generating Co. Project,
	Series 2003,
	4.875% 10/01/14	1,500,000	1,548,465
TX Brazos River Authority
	TXU Energy Co. LLC,:
	Series 1994, AMT,
	5.400% 05/01/29	1,500,000	1,546,335
	Series 2001 C, AMT,
	5.750% 05/01/36	515,000	544,499
	Series 2003 C, AMT,
	6.750% 10/01/38	1,180,000	1,331,536
VA Pittsylvania County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1994 A, AMT:
	7.450% 01/01/09	2,100,000	2,137,401
	7.500% 01/01/14	500,000	509,000
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	3,250,000	3,355,723
WY Converse County
	PacifiCorp,
	Series 1988,
	3.900% 01/01/14	1,500,000	1,428,900
Investor Owned Total			37,875,055
Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	1,680,000	1,953,806

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – (continued)
	Series 2003 C,
	5.375% 01/01/17	1,000,000	1,055,740
Joint Power Authority Total			3,009,546
Municipal Electric – 3.7%
GA Municipal Electric Authority
	Series 1991 V,
	6.600% 01/01/18	3,300,000	3,852,090
MN Western Municipal Power Agency
	Series 2003 B,
	Insured: MBIA
	5.000% 01/01/15	500,000	534,295
NY Long Island Power Authority
	Electric Systems Revenue,
	Series 2003 A,
	5.000% 06/01/09	2,000,000	2,073,720
	Series 1998,
	Insured: AMBAC
	5.000% 04/01/10	2,000,000	2,093,960
PR Electric Power Authority
	Series 1998 NN,
	5.500% 07/01/20	1,005,000	1,107,570
TX Lower Colorado River Authority
	Series 1999 A,
	Insured: AMBAC
	5.500% 05/15/21	15,000,000	15,831,300
Total Municipal Electric			25,492,935
Water & Sewer – 1.2%
AZ Gilbert Water Resources Municipal Property Corp.
	Wastewater Systems & Utilities Revenue,
	Series 2004,
	4.900% 04/01/19	1,000,000	1,003,190
CA Department of Water Resources
	Central Valley Project,
	Series 2002 X,
	Insured: FGIC
	5.500% 12/01/17	1,300,000	1,457,339
FL Key West
	Sewer Revenue,
	Series 2003,
	Insured: FGIC
	5.250% 10/01/18	1,000,000	1,074,280
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(d)	400,000	317,676
NH Industrial Development Authority
	Pennichuck Water Works, Inc.,
	Series 1988, AMT,

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
	7.500% 07/01/18	410,000	461,197
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,200,000	3,976,160
Water & Sewer Total			8,289,842
UTILITIES TOTAL			80,470,323
	Total Municipal Bonds (cost of $626,482,519)		645,985,367
Municipal Preferred Stocks – 1.2%
HOUSING – 1.2%
Multi-Family – 1.2%
Charter Mac Equity Issuer Trust
	AMT,
	6.300% 04/30/19(f)	1,000,000	1,093,910
	Series 1999, AMT,
	6.625% 06/30/09(f)	2,000,000	2,124,900
	Series 2000, AMT,
	7.600% 11/30/10(f)	1,500,000	1,676,955
GMAC Municipal Mortgage Trust
	AMT:
	5.600% 10/31/39(f)	1,000,000	1,035,800
	5.700% 10/31/40(f)	1,500,000	1,502,085
MuniMae Trust
	AMT,
	5.800% 06/30/49(f)	1,000,000	1,028,450
Multi-Family Total			8,462,100
HOUSING TOTAL			8,462,100
	Total Municipal Preferred Stocks (cost of $8,000,000)		8,462,100

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	22,209	22,209
	Total Investment Company (cost of $22,209)		22,209

		Par ($)
Short-Term Obligations – 4.8%
VARIABLE RATE DEMAND NOTES (k) – 4.8%
FL Orange County School Board
	Series 2002 B,
	3.150% 08/01/27	900,000	900,000
IA Finance Authority

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (k) – (continued)
	Village Court Associates,
	Series 1985 A,
	3.240% 11/01/15	600,000	600,000
IA Woodbury County Educational Facility
	Siouxland Medical Educational Foundation, Inc.,
	Series 1996,
	LOC: U.S. Bank N.A.
	3.240% 11/01/16	1,500,000	1,500,000
IL Health Facilities Authority
	OSF Healthcare Systems,
	Series 2002,
	LOC: Fifth Third Bank
	3.180% 11/15/27	3,000,000	3,000,000
IN Health Facility Financing Authority
	Fayette Memorial Hospital Association, Inc.,
	Series 2002 A,
	LOC: US Bank N.A.
	3.230% 10/01/32	1,670,000	1,670,000
KY Breckinridge County Lease Program
	Series 2002,
	LOC: US Bank N.A.
	3.180% 02/01/32	189,000	189,000
MA Health & Educational Facilities Authority
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	3.170% 01/01/35	3,200,000	3,200,000
MN Brooklyn Center
	BCC Associates LLC,
	Series 2001,
	LOC: U.S. Bank N.A.
	3.230% 12/01/14	300,000	300,000
MN Center City Health Care Facilities
	Hazelden Foundation Project,
	Series 2005,
	LOC: Bank Of New York
	3.180% 11/01/35	600,000	600,000
MN Higher Education Facilities Authority
	St. Olaf College:
	Series 2000 5-H,
	3.180% 10/01/30	200,000	200,000
	Series 2002 5-M1,
	LOC: Harris Trust & Savings Bank
	3.180% 10/01/32	900,000	900,000
MS Jackson County
	Chevron Corp.:
	Series 1992,
	3.150% 12/01/16	3,000,000	3,000,000
	Series 1993,
	3.150% 06/01/23	2,600,000	2,600,000
NY Jay Street Development Corp.

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (k) – (continued)
	Series 2005 A,
	3.130% 05/01/22	200,000	200,000
NY New York City Municipal Water Finance Authority
	Series 1993 C,
	Insured: FGIC
	3.160% 06/15/23	800,000	800,000
SD County of Lawrence
	Homestake Mining Co.,
	Series 1997 B,
	LOC: Chase Manhattan Bank
	3.200% 07/01/32	4,400,000	4,400,000
SD Health & Educational Facilities Authority
	Rapid City Regional Hospital,
	Series 2003,
	Insured: MBIA
	3.180% 09/01/27	400,000	400,000
TX Bell County Health Facilities Development Corp.
	Series 2000 B-1,
	SPA: Morgan Guaranty Trust
	3.180% 08/15/29	1,000,000	1,000,000
WI Health & Educational Facilities Authority
	ProHealth Care, Inc.,
	Series 2001 B,
	3.180% 08/15/30	500,000	500,000
WY Uinta County
	Chevron Corp.:
	Series 1992
	3.150% 12/01/22	900,000	900,000
	Series 1993
	3.150% 08/15/20	4,700,000	4,700,000
	Series 1997,
	3.150% 04/01/10	1,000,000	1,000,000
VARIABLE RATE DEMAND NOTES TOTAL			32,559,000
	Total Short-Term Obligations (cost of $32,559,000)		32,559,000
	Total Investments – 99.9% (cost of $667,063,728)(l)(m)		687,028,676
	Other Assets & Liabilities, Net – 0.1%		1,004,769
	Net Assets – 100.0%		688,033,445

See Accompanying Notes to Financial Statements.

Notes to Investment Portfolio:

*                                         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)           Zero coupon bond.

(b)           Denotes a restricted security, which is subject to registration with the SEC or is required to be exempted from such registration prior to resale. At March 31, 2006, the value of this security amounted to $1,011,338, which represents 0.1% of net assets.

Acquisition	Acquisition
Security	Date	Cost
CA Statewide Communities Development Authority Crossroads School of Arts & Sciences, Series 1998,
6.000% 08/01/28	08/21/98	275,000
6.000% 08/01/28	08/31/98	700,000
$975,000

(c)           The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At March 31, 2006, the value of these securities amounted to $934,615, which represents 0.1% of net assets.

(d)           The issuer is in default of certain debt covenants. Income is not being accrued. At March 31, 2006, the value of these securities amounted to $619,176, which represents 0.1% of net assets.

(e)           Security purchased on a delayed delivery basis.

(f)            Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities, which are not illiquid except for the following, amounted to $38,738,583, which represents 5.6% of net assets.

Acquisition	Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp. Pass-Through Certificates, Series 1993 A,	11/12/93	$455,481	$463,388	$443,794

(g) The Fund has been informed that each issuer has placed direct

(g)           obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(h)           The security or a portion of the security is pledged as collateral for open futures contracts. At March 31, 2006, the total market value of securities pledged amounted to $1,664,733.

(i)            The interest rate shown on floating rate or variable rate securities reflects the rate at March 31, 2006.

See Accompanying Notes to Financial Statements.

(j)            The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued. At March 31, 2006, the value of these securities amounted to $3,077,494, which represents 0.4% of net assets.

(k)           Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at March 31, 2006.

(l)            Cost for federal income tax purposes is $666,717,692.

(m)          Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized		Unrealized	Net Unrealized
	Appreciation		Depreciation	Appreciation

		$26,026,712		$(5,715,728)	$20,310,984

At March 31, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	291	$31,086,039	$30,959,672	Jun-2006	$126,367
U.S. Treasury Bonds	193	$21,778,216	$21,067,156	Jun-2006	$711,060
					$837,427

At March 31, 2006, the Fund held the following open long swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
Contract with J.P. Morgan, Effective: 02/09/06	$16,000,000	$16,000,000	May-2006	0

			Total Unrealized Appreciation (Depreciation)	$0

At March 31, 2006, the Fund held the following open short swap contracts:

Description	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
Contract with J.P. Morgan, Effective: 02/09/06	$16,000,000	$15,759,203	May-2006	$240,797

			Total Unrealized Appreciation	$240,797

Acronym	Name
ABAG	Association of Bay Area Governments
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Co.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
RAD	Radian Asset Assurance
SPA	Stand by Purchase Agreement

See Accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO
March 31, 2006 (Unaudited)	Columbia Small Cap Value Fund I

		Shares	Value ($)*
Common Stocks – 99.8%
CONSUMER DISCRETIONARY – 10.6%
Auto Components – 1.0%
	BorgWarner, Inc.	77,400	4,647,096
	Modine Manufacturing Co.	120,443	3,553,069
Auto Components Total			8,200,165
Distributors – 0.4%
	Building Material Holding Corp.	103,286	3,681,113
Distributors Total			3,681,113
Hotels, Restaurants & Leisure – 2.7%
	Bob Evans Farms, Inc.	73,050	2,170,316
	Landry’s Restaurants, Inc.	128,600	4,543,438
	Lone Star Steakhouse & Saloon, Inc.	172,107	4,891,281
	Marcus Corp.	80,900	1,613,955
	Scientific Games Corp., Class A (a)	175,480	6,164,612
	Vail Resorts, Inc. (a)	77,400	2,958,228
Hotels, Restaurants & Leisure Total			22,341,830
Household Durables – 1.7%
	American Greetings Corp., Class A	282,000	6,096,840
	CSS Industries, Inc.	80,200	2,625,748
	Furniture Brands International, Inc.	119,100	2,919,141
	Kimball International, Inc., Class B	172,834	2,599,423
Household Durables Total			14,241,152
Media – 1.0%
	4Kids Entertainment, Inc. (a)	152,800	2,626,632
	Journal Communications, Inc., Class A	140,960	1,747,904
	Media General, Inc., Class A	29,600	1,379,952
	Reader’s Digest Association, Inc.	106,800	1,575,300
	Scholastic Corp. (a)	47,050	1,259,058
Media Total			8,588,846
Specialty Retail – 2.1%
	GameStop Corp., Class A (a)	93,140	4,390,619
	Monro Muffler, Inc.	132,566	4,923,501
	Payless Shoesource, Inc. (a)	71,530	1,637,322
	Pier 1 Imports, Inc.	126,600	1,469,826
	Rent-A-Center, Inc. (a)	107,490	2,750,669
	Zale Corp. (a)	87,860	2,462,716
Specialty Retail Total			17,634,653
Textiles, Apparel & Luxury Goods – 1.7%
	Delta Apparel, Inc.	96,600	1,712,718
	Hampshire Group Ltd. (a)	179,600	3,671,024
	Hartmarx Corp. (a)	239,406	2,133,107

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Stride Rite Corp.	159,200	2,305,216
	Wolverine World Wide, Inc.	188,360	4,168,407
Textiles, Apparel & Luxury Goods Total			13,990,472
CONSUMER DISCRETIONARY TOTAL			88,678,231
CONSUMER STAPLES – 3.0%
Food & Staples Retailing – 1.1%
	BJ’s Wholesale Club, Inc. (a)	69,600	2,193,096
	Weis Markets, Inc.	156,030	6,954,257
Food & Staples Retailing Total			9,147,353
Food Products – 1.9%
	Flowers Foods, Inc.	96,759	2,873,743
	J&J Snack Foods Corp.	85,434	2,869,728
	Lancaster Colony Corp.	64,380	2,703,960
	Lance, Inc.	125,300	2,819,250
	Maui Land & Pineapple Co., Inc. (a)	54,000	2,038,500
	Ralcorp Holdings, Inc. (a)	74,600	2,838,530
Food Products Total			16,143,711
CONSUMER STAPLES TOTAL			25,291,064
ENERGY – 6.3%
Energy Equipment & Services – 3.0%
	Dresser-Rand Group, Inc. (a)	31,003	770,425
	Grey Wolf, Inc. (a)	484,700	3,606,168
	Lone Star Technologies, Inc. (a)	29,740	1,647,893
	Lufkin Industries, Inc.	124,335	6,893,133
	Maverick Tube Corp. (a)	60,890	3,226,561
	NS Group, Inc. (a)	38,840	1,787,805
	Superior Well Services, Inc. (a)	36,900	1,072,683
	Todco, Class A (a)	52,830	2,082,030
	Trico Marine Services, Inc. (a)	121,559	3,926,356
Energy Equipment & Services Total			25,013,054
Oil, Gas & Consumable Fuels – 3.3%
	Alpha Natural Resources, Inc. (a)	115,340	2,668,968
	Bois d’Arc Energy, Inc. (a)	113,854	1,895,669
	Comstock Resources, Inc. (a)	49,450	1,468,171
	Harvest Natural Resources, Inc. (a)	224,300	2,180,196
	Nordic American Tanker Shipping	96,927	2,797,313
	Peabody Energy Corp.	94,750	4,776,347
	Range Resources Corp.	219,530	5,995,364

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Western Gas Resources, Inc.	130,500	6,296,625
Oil, Gas & Consumable Fuels Total			28,078,653
ENERGY TOTAL			53,091,707
FINANCIALS – 25.6%
Capital Markets – 0.7%
	Piper Jaffray Companies, Inc. (a)	74,080	4,074,400
	Thomas Weisel Partners Group, Inc. (a)	77,527	1,697,841
Capital Markets Total			5,772,241
Commercial Banks – 10.2%
	Bancfirst Corp.	58,370	2,544,932
	BancorpSouth, Inc.	155,790	3,740,518
	BancTrust Financial Group, Inc.	112,998	2,502,906
	Bank of Granite Corp.	129,272	2,620,343
	Bryn Mawr Bank Corp.	133,964	2,969,982
	Capitol Bancorp Ltd.	126,949	5,934,866
	Chemical Financial Corp.	127,039	4,104,630
	Chittenden Corp.	144,250	4,178,922
	Citizens Banking Corp.	87,810	2,357,699
	City Holding Co.	63,550	2,338,005
	Columbia Banking System, Inc.	101,750	3,404,555
	Community Trust Bancorp, Inc.	100,694	3,413,527
	First Citizens BancShares, Inc., Class A	17,600	3,396,800
	First Financial Bankshares, Inc.	83,138	3,184,185
	First Financial Corp	107,950	3,216,910
	Greater Bay Bancorp	99,475	2,759,436
	Hancock Holding Co.	68,103	3,168,152
	Merchants Bancshares, Inc.	110,682	2,717,243
	Mid-State Bancshares	164,260	4,834,172
	Northrim BanCorp, Inc.	84,800	2,035,200
	Sterling Bancorp/NY	61,414	1,265,128
	Sterling Bancshares, Inc.	236,125	4,262,056
	Trico Bancshares	144,173	4,082,979
	UMB Financial Corp.	74,400	5,225,112
	Whitney Holding Corp.	154,520	5,479,279
Commercial Banks Total			85,737,537
Consumer Finance – 1.3%
	ACE Cash Express, Inc. (a)	34,587	860,871
	Advance America Cash Advance Centers, Inc.	279,640	4,021,223

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – (continued)
	Cash America International, Inc.	213,500	6,409,270
Consumer Finance Total			11,291,364
Diversified Financial Services – 0.1%
	Mass Financial Corp., Class A (a)	283,170	594,657
Diversified Financial Services Total			594,657
Insurance – 6.4%
	AmerUs Group Co.	62,800	3,783,072
	Baldwin & Lyons, Inc., Class B	111,128	2,950,448
	CNA Surety Corp. (a)	212,100	3,548,433
	Commerce Group, Inc.	45,900	2,425,356
	Delphi Financial Group, Class A	103,802	5,359,297
	Harleysville Group, Inc.	126,850	3,766,177
	Horace Mann Educators Corp.	154,059	2,896,309
	KMG America Corp. (a)	332,276	2,844,283
	National Western Life Insurance Co., Class A (a)	7,693	1,787,007
	Navigators Group, Inc. (a)	147,216	7,301,914
	Phoenix Companies, Inc.	292,000	4,759,600
	Procentury Corp.	249,519	3,403,439
	RLI Corp.	76,081	4,359,441
	United America Indemnity Ltd., Class A (a)	183,410	4,200,089
Insurance Total			53,384,865
Real Estate – 6.0%
	Alexandria Real Estate Equities, Inc., REIT	25,820	2,461,421
	Brandywine Realty Trust, REIT	113,000	3,588,880
	Cousins Properties, Inc., REIT	92,980	3,108,321
	EastGroup Properties, Inc., REIT	106,200	5,038,128
	Equity One, Inc., REIT	137,500	3,377,000
	Franklin Street Properties Corp., Class A,REIT	151,660	3,207,609
	Getty Realty Corp., REIT	111,280	3,238,248
	Healthcare Realty Trust, Inc., REIT	80,650	3,014,697
	Highland Hospitality Corp., REIT	148,951	1,893,167
	Lexington Corporate Properties Trust, REIT	123,625	2,577,581
	Mid-America Apartment Communities, Inc., REIT	117,040	6,407,940
	PS Business Parks, Inc., REIT	120,700	6,749,544
	Universal Health Realty Income Trust, REIT	79,530	2,905,231

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Urstadt Biddle Properties, Inc., Class A, REIT	157,080	2,827,440
Real Estate Total			50,395,207
Thrifts & Mortgage Finance – 0.9%
	Corus Bankshares, Inc.	76,600	4,553,104
	Trustco Bank Corp. NY	210,910	2,566,775
Thrifts & Mortgage Finance Total			7,119,879
FINANCIALS TOTAL			214,295,750
HEALTH CARE – 9.4%
Health Care Equipment & Supplies – 4.2%
	Analogic Corp.	46,030	3,047,186
	Bio-Rad Laboratories, Inc., Class A (a)	55,720	3,474,142
	DJ Orthopedics, Inc. (a)	60,560	2,407,865
	Greatbatch, Inc. (a)	85,934	1,882,814
	Haemonetics Corp. (a)	94,360	4,790,657
	Invacare Corp.	87,796	2,726,944
	STERIS Corp.	218,360	5,389,125
	Sybron Dental Specialties, Inc. (a)	111,970	4,617,643
	Varian, Inc. (a)	46,260	1,904,987
	Viasys Healthcare, Inc. (a)	75,400	2,268,032
	Vital Signs, Inc.	36,770	2,019,776
Health Care Equipment & Supplies Total			34,529,171
Health Care Providers & Services – 5.2%
	Cross Country Healthcare, Inc. (a)	202,040	3,911,494
	Genesis HealthCare Corp. (a)	103,150	4,532,411
	Gentiva Health Services, Inc. (a)	212,100	3,862,341
	Hooper Holmes, Inc.	345,800	999,362
	Kindred Healthcare, Inc. (a)	185,800	4,672,870
	Owens & Minor, Inc.	93,300	3,057,441
	PAREXEL International Corp. (a)	170,200	4,500,088
	Pediatrix Medical Group, Inc. (a)	85,400	8,765,456
	Res-Care, Inc. (a)	186,470	3,427,319
	Symbion, Inc. (a)	118,720	2,689,008
	United Surgical Partners International, Inc. (a)	93,200	3,300,212
Health Care Providers & Services Total			43,718,002
HEALTH CARE TOTAL			78,247,173
INDUSTRIALS – 16.7%
Aerospace & Defense – 2.9%
	AAR Corp. (a)	194,402	5,536,569

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Esterline Technologies Corp. (a)	133,700	5,715,675
	Kaman Corp., Class A	82,000	2,063,120
	Moog, Inc., Class A (a)	46,020	1,633,250
	Precision Castparts Corp.	159,100	9,450,540
Aerospace & Defense Total			24,399,154
Air Freight & Logistics – 0.3%
	Ryder System, Inc.	62,100	2,780,838
Air Freight & Logistics Total			2,780,838
Airlines – 1.0%
	JetBlue Airways Corp. (a)	166,400	1,783,808
	Republic Airways Holdings, Inc. (a)	137,740	2,039,929
	Skywest, Inc.	145,600	4,261,712
Airlines Total			8,085,449
Building Products – 1.2%
	Lennox International, Inc.	90,540	2,703,524
	NCI Building Systems, Inc. (a)	121,380	7,254,883
Building Products Total			9,958,407
Commercial Services & Supplies – 3.8%
	ABM Industries, Inc.	145,000	2,779,650
	Casella Waste Systems, Inc., Class A (a)	304,490	4,326,803
	CBIZ, Inc. (a)	183,505	1,468,040
	Consolidated Graphics, Inc. (a)	136,100	7,093,532
	Healthcare Services Group, Inc.	169,955	3,630,239
	Korn/Ferry International (a)	138,950	2,833,191
	NCO Group, Inc. (a)	127,850	3,036,437
	TeleTech Holdings, Inc. (a)	287,000	3,188,570
	United Stationers, Inc. (a)	64,930	3,447,783
Commercial Services & Supplies Total			31,804,245
Construction & Engineering – 2.0%
	EMCOR Group, Inc. (a)	90,800	4,509,128
	KHD Humboldt Wedag International Ltd.	282,370	6,999,952
	Washington Group International, Inc. (a)	87,300	5,010,147
Construction & Engineering Total			16,519,227
Electrical Equipment – 1.5%
	Genlyte Group, Inc. (a)	103,736	7,068,571

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
	Woodward Governor Co.	153,300	5,097,225
Electrical Equipment Total			12,165,796
Machinery – 2.0%
	Briggs & Stratton Corp.	48,550	1,717,213
	EnPro Industries, Inc. (a)	146,600	5,028,380
	Harsco Corp.	104,600	8,642,052
	Kadant, Inc. (a)	64,304	1,459,701
Machinery Total			16,847,346
Road & Rail – 1.0%
	Dollar Thrifty Automotive Group (a)	45,900	2,083,860
	Swift Transportation Co., Inc. (a)	59,710	1,297,498
	Werner Enterprises, Inc.	290,150	5,330,056
Road & Rail Total			8,711,414
Trading Companies & Distributors – 0.9%
	Watsco, Inc.	109,730	7,796,317
Trading Companies & Distributors Total			7,796,317
Transportation Infrastructure – 0.1%
	Interpool, Inc.	27,222	549,884
Transportation Infrastructure Total			549,884
INDUSTRIALS TOTAL			139,618,077
INFORMATION TECHNOLOGY – 15.4%
Communications Equipment – 1.9%
	Anaren, Inc. (a)	239,450	4,662,091
	Belden CDT, Inc.	88,650	2,413,940
	Black Box Corp.	56,000	2,690,800
	Dycom Industries, Inc. (a)	175,300	3,725,125
	Tollgrade Communications, Inc. (a)	147,310	2,191,973
Communications Equipment Total			15,683,929
Computers & Peripherals – 1.2%
	Electronics for Imaging (a)	143,400	4,010,898
	Hutchinson Technology, Inc. (a)	107,550	3,244,784
	Imation Corp.	72,600	3,115,266
Computers & Peripherals Total			10,370,948
Electronic Equipment & Instruments – 3.9%
	Agilysys, Inc.	113,779	1,713,512
	Anixter International, Inc.	76,600	3,659,948
	Benchmark Electronics, Inc. (a)	114,700	4,398,745
	Brightpoint, Inc. (a)	301,745	9,372,200
	Coherent, Inc. (a)	72,068	2,530,307

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	MTS Systems Corp.	102,782	4,299,371
	NAM TAI Electronics, Inc.	90,140	2,065,107
	Vishay Intertechnology, Inc. (a)	307,700	4,381,648
Electronic Equipment & Instruments Total			32,420,838
Internet Software & Services – 0.3%
	Digitas, Inc. (a)	116,620	1,679,328
	Keynote Systems, Inc. (a)	67,350	770,484
Internet Software & Services Total			2,449,812
IT Services – 1.8%
	Acxiom Corp.	204,411	5,281,980
	MAXIMUS, Inc.	62,190	2,237,596
	MPS Group, Inc. (a)	506,750	7,753,275
IT Services Total			15,272,851
Semiconductors & Semiconductor Equipment – 3.0%
	Actel Corp. (a)	149,380	2,381,117
	Advanced Energy Industries, Inc. (a)	140,420	1,984,135
	Asyst Technologies, Inc. (a)	42,732	444,840
	ATMI, Inc. (a)	94,520	2,854,504
	Brooks Automation, Inc. (a)	138,680	1,974,803
	Exar Corp. (a)	175,000	2,499,000
	Fairchild Semiconductor International, Inc. (a)	201,500	3,842,605
	MEMC Electronic Materials, Inc. (a)	87,980	3,248,222
	Standard Microsystems Corp. (a)	156,000	4,052,880
	Varian Semiconductor Equipment Associates, Inc. (a)	62,865	1,765,249
Semiconductors & Semiconductor Equipment Total			25,047,355
Software – 3.3%
	Captaris, Inc. (a)	359,200	1,663,096
	Intergraph Corp. (a)	69,370	2,889,954
	Internet Security Systems, Inc. (a)	164,550	3,945,909
	Lawson Software, Inc. (a)	425,750	3,265,502
	MSC.Software Corp. (a)	229,100	4,570,545
	Phoenix Technologies Ltd. (a)	246,410	1,670,660
	PLATO Learning, Inc. (a)	140,391	1,332,311
	Sybase, Inc. (a)	147,050	3,105,696

8

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Transaction Systems Architects, Inc., Class A (a)	171,200	5,343,152
Software Total			27,786,825
INFORMATION TECHNOLOGY TOTAL			129,032,558
MATERIALS – 8.8%
Chemicals – 2.8%
	Cytec Industries, Inc.	81,900	4,914,819
	HB Fuller Co.	120,900	6,207,006
	Minerals Technologies, Inc.	61,800	3,609,738
	Schulman (A), Inc.	162,344	4,018,014
	Sensient Technologies Corp.	104,800	1,891,640
	Stepan Co.	87,600	2,588,580
Chemicals Total			23,229,797
Construction Materials – 1.2%
	Eagle Materials, Inc.	151,200	9,640,512
Construction Materials Total			9,640,512
Containers & Packaging – 1.2%
	AptarGroup, Inc.	61,100	3,375,775
	Greif, Inc., Class A	102,000	6,978,840
Containers & Packaging Total			10,354,615
Metals & Mining – 2.7%
	AMCOL International Corp.	95,200	2,741,760
	Carpenter Technology Corp.	65,200	6,162,704
	Metal Management, Inc.	131,370	4,157,860
	RTI International Metals, Inc. (a)	91,200	5,002,320
	Worthington Industries, Inc.	241,930	4,853,116
Metals & Mining Total			22,917,760
Paper & Forest Products – 0.9%
	Glatfelter Co.	240,350	4,405,616
	Mercer International, Inc. (a)	313,000	2,914,030
Paper & Forest Products Total			7,319,646
MATERIALS TOTAL			73,462,330
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.5%
	North Pittsburgh Systems, Inc.	109,413	2,553,700

9

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Talk America Holdings, Inc. (a)	214,561	1,830,205
Diversified Telecommunication Services Total			4,383,905
TELECOMMUNICATION SERVICES TOTAL			4,383,905
UTILITIES – 3.5%
Electric Utilities – 2.1%
	ALLETE, Inc.	62,800	2,926,480
	Central Vermont Public Service Corp.	153,100	3,247,251
	El Paso Electric Co. (a)	173,200	3,297,728
	Maine & Maritimes Corp.	34,600	531,456
	MGE Energy, Inc.	60,486	2,006,926
	Otter Tail Corp.	87,800	2,518,982
	Puget Energy, Inc.	149,400	3,164,292
Electric Utilities Total			17,693,115
Gas Utilities – 0.8%
	Cascade Natural Gas Corp.	121,250	2,388,625
	Northwest Natural Gas Co.	49,800	1,767,402
	WGL Holdings, Inc.	78,300	2,381,886
Gas Utilities Total			6,537,913
Multi-Utilities – 0.6%
	CH Energy Group, Inc.	103,200	4,953,600
Multi-Utilities Total			4,953,600
UTILITIES TOTAL			29,184,628
	Total Common Stocks (cost of $549,392,260)		835,285,423

		Par ($)
Short-Term Obligations – 0.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 03/31/06, due 04/03/06 at 4.370%, collateralized by a U.S. Treasury Note maturing 08/15/08, market value of $2,544,300 (repurchase proceeds $2,493,908)	2,493,000	2,493,000

	Total Short-Term Obligations (cost of $2,493,000)		2,493,000

	Total Investments – 100.1% (cost of $551,885,260)(b)(c)		837,778,423

	Other Assets & Liabilities, Net – (0.1)%		(720,988)

	Net Assets – 100.0%		837,057,435

10

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $551,885,260.
(c)	Unrealized appreciation and depreciation at March 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$297,260,797	$(11,367,634)	$285,893,163

Acronym	Name

REIT	Real Estate Investment Trust

11

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	May 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	May 25, 2006